Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 9,165	$ 11,475
Short-term bank deposits	5,033	1,498
Marketable securities	4,784	5,151
Accounts receivable, net:
Trade	1,098	2,243
Other	176	213
Prepaid expenses	319	232
Deferred cost of revenues	0	78
Inventories	5	9
Total current assets	20,580	20,899
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities - available-for-sale	832	1,441
Severance pay fund	1,565	1,623
Deferred income taxes	95	241
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	498	591
GOODWILL	5,430	5,430
Total assets	29,000	30,225
Accounts payable and accruals:
Trade	51	237
Other	1,233	2,264
Deferred revenues	4,079	3,664
Total current liabilities	5,363	6,165
LONG-TERM LIABILITIES:
Deferred revenues	665	426
Employees' rights upon retirement	1,687	1,786
Total liabilities	7,715	8,377
Commitments and contingencies	0	0
SHAREHOLDERS' EQUITY:
Share capital- Ordinary shares of NIS 0.01 par value - Authorized: 88,000,000 shares at December 31, 2016 and 2015; Issued: 21,660,010 shares at December 31, 2016 and 2015; Outstanding: 19,261,418 and 19,202,418 shares at December 31, 2016 and 2015, respectively	54	54
Additional paid-in capital	25,998	25,862
Accumulated other comprehensive loss	(867)	(1,072)
Accumulated deficit	(2,293)	(1,304)
Treasury shares - 2,398,592 and 2,457,592 shares at December 31, 2016 and 2015, respectively	(1,607)	(1,692)
Total shareholders' equity	21,285	21,848
Total liabilities and shareholders' equity	$ 29,000	$ 30,225